5A. INCOME TAXES (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed ""expected"" US tax (benefit) at Federal statutory rate			$ 41,645	$ (362,095)
Change resulting from:
State and local income taxes, net of federal income tax benefit			0	0
Valuation allowance			(281,039)	(126,339)
Non-deductible items			12,063	15,334
Expired State Net Operating Losses			234,411	477,044
Income tax expense (benefit)	$ 0	$ 1,331	$ 7,080	$ 3,944